RELATED PARTY TRANSACTIONS - Key Management Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS.
Salaries and short-term employee benefits	$ (5,649)	$ (4,397)
Share-based compensation	(3,152)	(3,314)
Key management personnel compensation	$ (8,801)	$ (7,711)